RECLASSIFICATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF RECLASSIFICATION

December 31, 2023

Financial Statement Element	Pre-Reverse Split	Post-Reverse Split

Par value of common stock, per share	$0.00005	$0.0002
Shares authorized	200,000,000	200,000,000
Shares issued and outstanding	115,378,570	28,844,643
Treasury stock	10,000,000	2,500,000